Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands					12 Months Ended
	Nov. 07, 2023 GBP (£) shares	Aug. 21, 2023 GBP (£) shares	May 15, 2023 GBP (£) shares	Feb. 27, 2023 GBP (£) shares	Dec. 31, 2023 installment £ / shares	Nov. 06, 2023 £ / shares	Aug. 18, 2023 £ / shares	May 12, 2023 £ / shares	Feb. 24, 2023 £ / shares
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share) | £ / shares									£ 6.357
Expected dividend yield					5.00%
Expected dividend yield (in gbp per share) | £ / shares					£ 4.963
Performance period					3 years
Number of installments | installment					5
Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share) | £ / shares									£ 6.357
Retention period					1 year
Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share) | £ / shares						£ 6.093	£ 5.839	£ 5.997
Release period					5 years
Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Maximum | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period					10 years
Noel Quinn | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 5,476
Percentage receivable for minimum performance				25.00%
Number of shares awarded (in shares) | shares				861,422
Award as a percentage of base salary					320.00%
Noel Quinn | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 1,082
Number of shares awarded (in shares) | shares				170,206
Noel Quinn | Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 300	£ 300	£ 300
Number of shares awarded (in shares) | shares	49,291	51,435	50,080
Georges Elhedery | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 1,599
Percentage receivable for minimum performance				25.00%
Number of shares awarded (in shares) | shares				251,474
Award as a percentage of base salary					160.00%
Georges Elhedery | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 716
Number of shares awarded (in shares) | shares				112,568
Georges Elhedery | Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 192	£ 192	£ 192
Number of shares awarded (in shares) | shares	31,459	32,827	31,962